DISCONTINUED OPERATIONS (Schedule Of Calculation Of Gain (Loss) On Consolidation) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 19, 2015	Mar. 31, 2016	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calculation of gain on deconsolidation
Accounts and notes receivable, net					$ 162
Less: Cash and cash equivalents					3,396
Prepaid expenses and other current assets					1,957
Property and equipment, net					16
Other non-current assets					23
Amount due to the Company				$ 0	0	$ 7,500
Income tax payable					(925)
Other Long-term liabilities					(6,356)
Gain on deconsolidation of OPI				242,097	0	8,310
Online Gaming [Member]
Calculation of gain on deconsolidation
The proceeds		$ 17,500
Less: The repayment of intercompany loans provided by the Company	$ 7,500	7,500
Net consideration		10,000
Less: Cash and cash equivalents		15,982
Prepaid expenses and other current assets		2,737
Property and equipment, net		194
Intangible assets, net		263
Other non-current assets		1,508
Accounts payable		(1,209)
Accrued expenses and other current liabilities		(7,062)
Amount due to the Company		(7,500)
Deferred revenue		(3,677)
Net assets		1,236
Less: tax expenses		454
Gain on deconsolidation of OPI		$ 8,310
Renren SNS [Member]
Calculation of gain on deconsolidation
The proceeds				60,000
Property and equipment, net				8
Net assets				8
Net assets of OPI				336
Less: tax expenses				0
Gain on deconsolidation of OPI				59,656	0	0
Oak Pacific Investment [Member]
Calculation of gain on deconsolidation
The proceeds			$ 500,000
Accounts and notes receivable, net			64
Less: Cash and cash equivalents			35,274
Prepaid expenses and other current assets			16,344
Property and equipment, net			12
Amount due from the Company			15,190
Equity method investments			268,515
Equity investments without readily determinable fair values			144,096
Available-for-sale investment			90,615
Other non-current assets			14
Short term loan			(14,336)
Accounts payable			(96)
Accrued expenses and other current liabilities			(872)
Amount due to the Company			(102,304)
Deferred revenue			(13)
Income tax payable			(910)
Long-term liabilities			(112,604)
Other Long-term liabilities			(21,430)
Net assets			317,559
Less: tax expenses			0
Gain on deconsolidation of OPI			$ 182,441	$ 182,441	$ 0	$ 0